Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 1,454,826	$ 494,847	$ 4,393,299
Accounts receivable, net	1,309,477	786,056	898,934
Due from related parties			34,868
Prepaid expenses	116,064	137,056	53,732
Inventories	1,056,950	567,677	268,191
Total current assets	3,937,317	1,985,636	5,649,024
Property, Plant and Equipment, net	7,691,206	7,889,207	5,515,183
Other assets
Deposits	86,688	80,708	80,708
Goodwill	835,295	835,295	779,303
Other intangible assets, net	3,355,447	3,461,361	3,673,190
Total other assets	4,277,430	4,377,364	4,533,201
Total assets	15,905,953	14,252,207	15,697,408
Current liabilities
Accounts payable and accrued expenses	1,361,604	1,649,361	1,271,674
Due to related parties	44,491	62,500	582,682
Notes payable	121,476	121,905	6,504
Capital lease obligations	340,754	326,656	285,363
Total current liabilities	$ 1,868,325	2,160,422	2,146,223
Non-current liabilities
Note payable - non-current portion		2,971	9,877
Capital lease obligations - non-current portion	$ 722,640	896,422	1,189,574
Total non-current liabilities	722,640	899,393	1,199,451
Total liabilities	$ 2,590,965	$ 3,059,815	3,345,674
Mandatorily redeemable Series AA convertible preferred stock, 0 and 2,342,750 shares issued and outstanding at December 31, 2014 and 2013, respectively			$ 1,171,375
Stockholders' equity
Preferred stock; 40,000,000 shares authorized; $0.0001 par value; 0 shares issued and outstanding as of June 30, 2015 and December 31, 2014
Common stock, 300,000,000 shares authorized; $0.0001 par value; 70,776,884 and 58,033,560 shares issued and outstanding as of June 30, 2015 and December 31, 2014, respectively	$ 7,078	$ 5,804	$ 4,884
Additional paid in capital	37,460,705	33,284,831	24,541,809
Accumulated deficit	(24,152,795)	(22,098,243)	(13,366,334)
Total stockholders' equity	13,314,988	11,192,392	11,180,359
Total liabilities, mezzanine, and stockholders' equity	$ 15,905,953	$ 14,252,207	$ 15,697,408